Consolidated income statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Net sales from continuing operations	$ 45,440	$ 42,206	$ 42,781
Other revenues	1,220	1,255	1,193
Cost of goods sold	(12,472)	(11,582)	(11,735)
Gross profit from continuing operations	34,188	31,879	32,239
Selling, general and administration	(12,517)	(12,193)	(12,827)
Research and development	(11,371)	(9,172)	(8,641)
Other income	1,772	696	1,620
Other expense	(2,303)	(3,264)	(2,335)
Operating income from continuing operations	9,769	7,946	10,056
(Loss)/income from associated companies	(13)	(11)	15,337
Interest expense	(855)	(800)	(787)
Other financial income and expense	222	42	(76)
Income before taxes from continuing operations	9,123	7,177	24,530
Income taxes	(551)	(1,128)	(1,625)
Net income from continuing operations	8,572	6,049	22,905
Net income from discontinued operations before gain on distribution	422	906	1,113
Gain on distribution of Sandoz Group AG to Novartis AG shareholders	5,860
Net income from discontinued operations	6,282	906	1,113
Net income	14,854	6,955	24,018
Attributable to
Shareholders of Novartis AG	14,850	6,955	24,021
Non-controlling interests	$ 4	$ 0	$ (3)
Basic earnings per share [abstract]
Basic earnings (loss) per share from continuing operation	$ 4.13	$ 2.77	$ 10.22
Basic earnings (loss) per share from discontinued operations	3.02	0.42	0.49
Basic earnings per share	7.15	3.19	10.71
Diluted earnings per share [abstract]
Diluted earnings (loss) per share from continuing operations	4.10	2.76	10.14
Diluted earnings (loss) per share from discontinued operations	3.00	0.41	0.49
Diluted earnings per share	$ 7.10	$ 3.17	$ 10.63